Financial Risk Management and Fair Values - Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	¥ 50,455	¥ 47,878
Obligations under finance leases, Contractual undiscounted cash outflow	78,899	71,388
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	19,701	19,015
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	149,055	138,281
Borrowings, Carrying amount	48,287	45,504
Obligations under finance leases, Carrying amount	67,924	62,222
Trade and other payables and accrued charges, Carrying amount	19,701	19,015
Non-derivative financial liabilities, Total carrying amount	135,912	126,741
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	28,776	27,654
Obligations under finance leases, Contractual undiscounted cash outflow	10,764	10,663
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	19,701	19,015
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	59,241	57,332
Borrowings, Carrying amount	27,568	26,746
Obligations under finance leases, Carrying amount	8,341	8,695
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	9,676	1,039
Obligations under finance leases, Contractual undiscounted cash outflow	10,257	8,683
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	19,933	9,722
Borrowings, Carrying amount	9,126	440
Obligations under finance leases, Carrying amount	8,145	6,973
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	11,975	19,124
Obligations under finance leases, Contractual undiscounted cash outflow	29,627	24,795
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	41,602	43,919
Borrowings, Carrying amount	11,566	18,260
Obligations under finance leases, Carrying amount	25,376	21,583
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	28	61
Obligations under finance leases, Contractual undiscounted cash outflow	28,251	27,247
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	28,279	27,308
Borrowings, Carrying amount	27	58
Obligations under finance leases, Carrying amount	¥ 26,062	¥ 24,971